Condensed financial information of the parent company - Balance sheets (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 7,603	$ 1,071,564	$ 2,684,643
Prepayments	2,051,547	1,057,423
Other receivables	0	41,687
Total current assets	32,521,714	50,275,934
OTHER ASSETS
Total assets	40,875,828	63,349,434
CURRENT LIABILITIES
Loans from third parties	0	500,000
Convertible debenture, net	1,300,000	4,768,312
Other payable and accrued expenses	242,410	409,725
Other payables - related parties	3,229,948	2,264,566
Total current liabilities	38,697,292	32,735,590
Total liabilities	42,495,816	36,522,598
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 40,716,642 and 23,971,084 shares issued and outstanding as of June 30, 2021 and 2020, respectively	407,167	239,711
Additional Paid in Capital	32,175,798	15,765,411
Deferred share compensation	(21,140)	(47,708)
Statutory reserves	1,670,367	1,670,367
(Accumulated deficit) retained earnings	(38,574,620)	7,034,899
Accumulated other comprehensive loss	1,120,774	(856,218)
Total China Xiangtai Food Co., Ltd. shareholders' (deficit) equity	(3,221,654)	23,806,462
NONCONTROLLING INTERESTS	1,601,666	3,020,374
Total (deficit) equity	(1,619,988)	26,826,836	$ 24,525,214	$ 14,033,535
Total liabilities and shareholders' equity	40,875,828	63,349,434
Reportable Legal Entities [Member] | Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	1,943	163,640
Prepayments	130,088	18,406
Other receivables	0	28,940
Intercompany Receivables	19,163,736	9,963,384
Total current assets	19,295,767	10,174,370
OTHER ASSETS
Investment in subsidiary	0	19,713,942
Total assets	19,295,767	29,888,312
CURRENT LIABILITIES
Loans from third parties	0	500,000
Convertible debenture, net	1,300,000	4,768,312
Other payable and accrued expenses	218,045	390,122
Other payables - related parties	720,809	423,416
Total current liabilities	2,238,854	6,081,850
Loss in excess of investment in subsidiaries	20,278,567	0
Total liabilities	22,517,421	6,081,850
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 40,716,642 and 23,971,084 shares issued and outstanding as of June 30, 2021 and 2020, respectively	407,167	239,711
Additional Paid in Capital	32,175,798	15,765,411
Deferred share compensation	(21,140)	(47,708)
Statutory reserves	1,670,367	1,670,367
(Accumulated deficit) retained earnings	(38,574,620)	7,034,899
Accumulated other comprehensive loss	1,120,774	(856,218)
Total China Xiangtai Food Co., Ltd. shareholders' (deficit) equity	(3,221,654)	23,806,462
Total liabilities and shareholders' equity	$ 19,295,767	$ 29,888,312